UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                             as of July 31, 2016 (Unaudited)

Deutsche Global Small Cap Fund

	Shares	Value ($)
Common Stocks 96.8%
Australia 1.0%
Austal Ltd.	2,604,289	2,295,790
G8 Education Ltd.	622,801	1,817,463
(Cost $4,737,879)		4,113,253
Bermuda 0.9%
Lazard Ltd. "A" (Cost $2,570,103)	102,095	3,648,875
Canada 1.6%
Quebecor, Inc. "B"	139,785	4,306,018
SunOpta, Inc.*	458,371	2,589,796
(Cost $6,740,023)		6,895,814
China 0.9%
Minth Group Ltd. (Cost $378,717)	1,152,905	3,729,882
Finland 1.4%
Cramo Oyj (Cost $5,162,559)	243,217	5,740,162
France 4.7%
Altran Technologies SA	334,615	4,855,814
Elior Participations SCA 144A	202,626	4,423,115
Flamel Technologies SA (ADR)*	526,610	6,587,891
JC Decaux SA	76,743	2,626,728
Parrot SA* (a)	86,580	1,346,439
Talend SA (ADR)	7,339	187,145
(Cost $18,918,484)		20,027,132
Germany 5.5%
M.A.X. Automation AG	441,748	2,943,492
PATRIZIA Immobilien AG*	231,325	5,839,673
Rational AG	6,930	3,352,448
United Internet AG (Registered)	184,990	8,177,620
VIB Vermoegen AG	135,666	2,840,866
(Cost $7,895,104)		23,154,099
Hong Kong 1.6%
Techtronic Industries Co., Ltd. (Cost $2,248,155)	1,630,709	6,904,618
India 0.8%
WNS Holdings Ltd. (ADR)* (Cost $3,462,721)	119,038	3,341,397
Indonesia 0.5%
PT Arwana Citramulia Tbk (Cost $2,989,603)	43,462,963	1,924,535
Ireland 3.5%
Greencore Group PLC	1,152,547	4,997,008
Paddy Power Betfair PLC	47,267	5,548,675
Ryanair Holdings PLC	330,082	4,404,395
(Cost $6,857,240)		14,950,078
Israel 0.7%
Mellanox Technologies Ltd.* (b) (Cost $2,716,209)	62,700	2,770,086
Italy 1.2%
Prysmian SpA (Cost $4,423,937)	222,112	5,194,882
Japan 10.7%
Ai Holdings Corp.	175,942	4,374,625
Anicom Holdings, Inc. (a)	119,800	3,255,798
Daikyonishikawa Corp.	282,700	4,089,432
Kusuri No Aoki Co., Ltd.	100,760	5,253,523
MISUMI Group, Inc.	266,802	4,973,366
Nippon Seiki Co., Ltd.	133,552	2,240,810
Optex Co., Ltd.	113,000	2,649,052
Syuppin Co., Ltd. (a)	317,000	3,019,787
Topcon Corp.	164,400	1,601,544
United Arrows Ltd.	114,269	3,228,672
Universal Entertainment Corp.*	145,631	3,790,816
UT Group Co., Ltd.*	461,470	2,062,335
Zenkoku Hosho Co., Ltd.	117,500	4,704,146
(Cost $33,167,554)		45,243,906
Korea 0.7%
i-SENS, Inc.* (Cost $2,826,799)	90,583	3,105,287
Malaysia 1.6%
Nirvana Asia Ltd. 144A	10,589,038	3,876,169
Tune Protect Group Bhd.	7,514,462	3,027,568
(Cost $7,632,482)		6,903,737
Netherlands 1.9%
Brunel International NV (a)	126,499	2,593,752
Core Laboratories NV (c)	26,195	3,059,838
Patheon NV* (c)	8,350	215,931
SBM Offshore NV	161,984	2,164,123
(Cost $6,755,065)		8,033,644
Panama 1.0%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $3,759,324)	157,283	4,296,972
Spain 0.6%
Telepizza Group SA 144A* (Cost $3,495,741)	438,886	2,641,793
Sweden 1.2%
Nobina AB 144A (Cost $3,849,695)	919,545	5,050,674
Taiwan 0.2%
Voltronic Power Technology Corp. (Cost $854,419)	62,000	986,624
United Kingdom 8.3%
Arrow Global Group PLC	1,062,215	3,099,763
Auto Trader Group PLC 144A	459,195	2,252,824
Babcock International Group PLC	388,042	4,981,475
Cardtronics PLC "A"* (a) (b)	109,633	4,822,755
Clinigen Healthcare Ltd.	380,220	3,343,778
Crest Nicholson Holdings PLC	173,164	979,260
Domino's Pizza Group PLC	641,988	3,372,217
Hargreaves Lansdown PLC	196,933	3,385,596
Howden Joinery Group PLC	416,761	2,382,749
Jardine Lloyd Thompson Group PLC	163,248	2,117,295
Polypipe Group PLC	734,335	2,313,988
Scapa Group PLC	555,700	1,882,729
(Cost $26,616,286)		34,934,429
United States 46.3%
Advance Auto Parts, Inc.	25,964	4,410,245
Affiliated Managers Group, Inc.*	29,007	4,257,647
AZZ, Inc.	74,898	4,649,668
Berry Plastics Group, Inc.*	56,008	2,296,328
BioScrip, Inc.* (a)	1,114,700	2,853,632
Casey's General Stores, Inc.	52,038	6,949,155
Cognex Corp.	82,003	3,704,076
Del Taco Restaurants, Inc.* (a)	435,572	4,577,862
Diamondback Energy, Inc.*	33,261	2,919,983
DigitalGlobe, Inc.*	43,773	1,180,120
Encore Capital Group, Inc.* (a)	72,341	1,765,844
FCB Financial Holdings, Inc. "A"*	78,765	2,754,412
Fox Factory Holding Corp.*	176,212	3,381,508
Gentherm, Inc.*	119,950	4,025,522
Hain Celestial Group, Inc.*	62,556	3,302,331
Harman International Industries, Inc.	34,359	2,839,428
Helen of Troy Ltd.*	21,200	2,111,732
Inphi Corp.*	73,322	2,579,468
Jack in the Box, Inc.	54,575	4,823,884
Kindred Healthcare, Inc.	209,649	2,570,297
Knowles Corp.* (a)	228,164	3,066,524
Leucadia National Corp.	173,977	3,176,820
Ligand Pharmaceuticals, Inc.* (a)	28,850	3,891,288
Manitowoc Foodservice, Inc.* (a)	276,211	5,065,710
Masonite International Corp.*	52,157	3,642,123
Matador Resources Co.* (a)	123,104	2,596,263
MAXIMUS, Inc.	82,847	4,881,345
Middleby Corp.*	49,710	5,984,090
Molina Healthcare, Inc.* (a)	81,690	4,640,809
Neurocrine Biosciences, Inc.*	45,537	2,287,324
On Assignment, Inc.*	85,555	3,161,257
Pacira Pharmaceuticals, Inc.* (a)	83,968	3,043,840
PAREXEL International Corp.*	48,954	3,272,575
Patterson-UTI Energy, Inc.	100,600	1,950,634
Primoris Services Corp.	251,438	4,538,456
Providence Service Corp.*	166,328	8,045,285
Retrophin, Inc.*	251,875	4,516,119
Sinclair Broadcast Group, Inc. "A"	148,069	4,119,280
South State Corp.	35,410	2,581,743
Super Micro Computer, Inc.*	90,694	1,954,456
Teladoc, Inc.* (a)	148,000	2,581,120
Tenneco, Inc.*	81,901	4,629,045
The WhiteWave Foods Co.*	57,003	3,163,096
TiVo, Inc.*	370,578	3,905,892
Trinseo SA	93,641	4,662,385
TriState Capital Holdings, Inc.*	241,909	3,452,041
United States Steel Corp. (a)	217,085	5,967,667
Urban Outfitters, Inc.*	103,744	3,101,946
VeriFone Systems, Inc.*	129,758	2,486,163
WABCO Holdings, Inc.*	56,363	5,651,518
WEX, Inc.*	29,934	2,804,217
Xactly Corp.*	132,624	1,647,190
Zions Bancorp.	145,348	4,052,302
Zoe's Kitchen, Inc.* (a)	88,692	3,152,114
(Cost $160,570,751)		195,625,779
Total Common Stocks (Cost $318,628,850)		409,217,658
Convertible Preferred Stock 0.2%
United States
Providence Service Corp., 5.5% (Cost $707,500)	7,075	858,119
Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022*	50,505	10,800
Parrot SA, Expiration Date 12/22/2022*	50,505	9,967
Total Warrants (Cost $0)		20,767
Securities Lending Collateral 9.3%
Daily Assets Fund "Capital Shares", 0.50% (d) (e) (Cost $39,210,272)	39,210,272	39,210,272
Cash Equivalents 3.0%
Deutsche Central Cash Management Government Fund, 0.38% (d) (Cost $12,871,692)	12,871,692	12,871,692
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $371,418,314) †	109.3	462,178,508
Other Assets and Liabilities, Net	(9.3)	(39,461,623)
Net Assets	100.0	422,716,885

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $377,736,220. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $84,442,288. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $111,761,431 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,319,143.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2016 amounted to $38,593,400, which is 9.1% of net assets.
(b)	Listed on the NASDAQ.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At July 31, 2016 the Deutsche Global Small Cap Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Convertible Preferred Stock & Warrants
Consumer Discretionary	97,768,021	23.8%
Industrials	83,011,274	20.3%
Information Technology	65,491,734	16.0%
Financials	58,257,361	14.2%
Health Care	51,813,295	12.6%
Consumer Staples	26,254,909	6.4%
Materials	14,809,109	3.6%
Energy	12,690,841	3.1%
Total	410,096,544	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,113,253	$—	$4,113,253
Bermuda	3,648,875	—	—	3,648,875
Canada	6,895,814	—	—	6,895,814
China	—	3,729,882	—	3,729,882
Finland	—	5,740,162	—	5,740,162
France	6,775,036	13,252,096	—	20,027,132
Germany	—	23,154,099	—	23,154,099
Hong Kong	—	6,904,618	—	6,904,618
India	3,341,397	—	—	3,341,397
Indonesia	—	1,924,535	—	1,924,535
Ireland	—	14,950,078	—	14,950,078
Israel	2,770,086	—	—	2,770,086
Italy	—	5,194,882	—	5,194,882
Japan	—	45,243,906	—	45,243,906
Korea	—	3,105,287	—	3,105,287
Malaysia	—	6,903,737	—	6,903,737
Netherlands	3,275,769	4,757,875	—	8,033,644
Panama	4,296,972	—	—	4,296,972
Spain	—	2,641,793	—	2,641,793
Sweden	—	5,050,674	—	5,050,674
Taiwan	—	986,624	—	986,624
United Kingdom	4,822,755	30,111,674	—	34,934,429
United States	195,625,779	—	—	195,625,779
Convertible Preferred Stock	—	—	858,119	858,119
Warrants	—	—	20,767	20,767
Short-Term Investments (f)	52,081,964	—	—	52,081,964
Total	$283,534,447	$177,765,175	$878,886	$462,178,508

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Small Cap Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016